Annual Total Returns - BLACKROCK BALANCED CAPITAL FUND, INC. (Class K) [BarChart] - Class K - BLACKROCK BALANCED CAPITAL FUND, INC. - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	2.90%
Annual Return 2012	12.75%
Annual Return 2013	20.35%
Annual Return 2014	10.99%
Annual Return 2015	0.39%
Annual Return 2016	8.53%
Annual Return 2017	14.62%
Annual Return 2018	(3.10%)
Annual Return 2019	21.98%
Annual Return 2020	15.48%